Expense Example - Synera Funds Takumi+ ETF - Synera Funds Takumi+ ETF Shares	Sep. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 88
Expense Example, with Redemption, 3 Years	$ 519